Investment contracts without discretionary participating features - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 10,222
Closing balance	10,933	€ 10,222
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	10,222	9,597
Deposits	791	1,606
Withdrawals	(752)	(1,405)
Interest credited	138	221
Net exchange differences	317	(345)
Transfer to/from other headings	279	567
Other	(61)	(18)
Closing balance	€ 10,933	€ 10,222